Note 7 - Derivative Liabilities (10Q)	9 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Derivatives and Fair Value [Text Block]

7. DERIVATIVE LIABILITIES

The Company accounted for the Series F Warrants, the Series G Warrants and the Series H Warrants in accordance with ASC 815-10. Since the Company may be required to purchase its Series F Warrants, Series G Warrants and Series H Warrants for an amount of cash equal to $0.18, $0.11 and $0.0533, respectively, for each share of Common Stock (“Minimum”) and the underlying Series F, Series G and Series H Warrants are not classified within stockholders’ deficit, they are recorded as liabilities at the greater of the Minimum or fair value. They are marked to market each reporting period through the Consolidated Statement of Operations.

On the respective closing dates, the derivative liabilities related to the Series F Warrants, Series G Warrants and Series H Warrants were recorded at an aggregate fair value of $1,628,113. Given that the fair value of the derivative liabilities was less than the net proceeds, the remaining proceeds were allocated to Common Stock and additional-paid-in-capital. During the three months ended June 30, 2022 and 2021, $0 and $0 was recorded to decrease the fair value of derivative liability, respectively. During the nine months ended June 30, 2022 and 2021, $0 and $108,944 was recorded to decrease the fair value of derivative liability, respectively.

Fair Value Measurements Using Significant Unobservable Inputs - Nine Months Ended June 30, 2022 (Level 3)
	Series F	Series G	Series H
Beginning balance at September 30, 2021	$1,000,000	$748,275	$459,200
Issuances	—	—	—
Adjustments to estimated fair value	(1,000,000)	—	—
Ending balance at June 30, 2022	$—	$748,275	$459,200

Fair Value Measurements Using Significant Unobservable Inputs – Year Ended September 30, 2021 (Level 3)
	Series F	Series G	Series H
Beginning balance at September 30, 2020	$1,000,000	$748,275	$568,144
Issuances	—	—	—
Adjustments to estimated fair value	—	—	(108,944)
Ending balance at September 30, 2021	$1,000,000	$748,275	$459,200

The derivative liabilities were valued as of June 30, 2022 using the Black Scholes Model with the following assumptions:

	Series G	Series H
Closing price per share of Common Stock	$0.046	$0.046
Exercise price per share	$0.70	$0.40
Expected volatility	106.18%	95.85%
Risk-free interest rate	2.80%	2.92%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	0.94	1.83

The derivative liabilities were valued as of September 30, 2021 using the Black Scholes Model with the following assumptions:

	Series F	Series G	Series H
Closing price per share of Common Stock	$0.12	$0.12	$0.12
Exercise price per share	$0.75	$0.70	$0.40
Expected volatility	90.28%	87.40%	86.59%
Risk-free interest rate	0.04%	0.19%	0.41%
Dividend yield	—	—	—
Remaining expected term of underlying securities (years)	0.34	1.70	2.58